ACCOUNTS RECEIVABLE - Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Balance at the beginning of year	$ 41,618	$ 47,162	$ 49,094
Adoption of ASU 2016-13	16,284
Additions	7,749	178	4,318
Deconsolidation of a subsidiary			(2,733)
Written off	(3,965)	(4,399)	(1,959)
Translation adjustment	5,153	(1,323)	(1,558)
Balance at the end of year	$ 66,839	$ 41,618	$ 47,162